Disaggregation of Revenues (Details) - Schedule of Disaggregated Revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Appliance Sales [Member]
Disaggregation of Revenue [Line Items]
Total disaggregated revenue	$ 70,620	$ 136,044	$ 234,797	$ 402,835
Furniture and Other Sales [Member]
Disaggregation of Revenue [Line Items]
Total disaggregated revenue	7,198	7,522	26,221	27,875
Total Disaggregated Revenue [Member]
Disaggregation of Revenue [Line Items]
Total disaggregated revenue	$ 77,818	$ 141,566	$ 261,018	$ 430,710